Fair Value Measurements (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of warrant liability measured at fair value
Beginning Balance		$ 8,171,518	$ 635,276
Issuance of derivative liability and other		4,994,307	7,071,010
Change in fair value of derivative liability		4,762,694	465,232
Ending Balance		13,087,000	8,171,518
Derivative Liability [Member]
Reconciliation of warrant liability measured at fair value
Beginning Balance	533,549	2,120,360
Record fair value of derivative liability			2,120,360
Issuance of derivative liability and other	815,000
Issuance of additional preferred stock and other		252,318
Conversion of preferred stock and other	(79,000)	(7,290,647)
Change in fair value of derivative liability	23,000	5,421,518
Ending Balance	$ 1,293,000	$ 533,549	$ 2,120,360